Mortgage Servicing Rights - Changes in Fair Value of Capitalized MSRs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Transfers and Servicing of Financial Assets [Abstract]
Balance at beginning of period	$ 2,338	$ 2,680	$ 1,700
Rights purchased	29	5	8
Rights capitalized	632	382	769
Rights sold		(141)
Changes in fair value of MSRs
Due to fluctuations in market interest rates	(58)	(276)	617
Due to revised assumptions or models	10	86	33
Other changes in fair value	(439)	(398)	(447)
Balance at end of period	$ 2,512	$ 2,338	$ 2,680